Putnam
Investors
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

In rather rapid succession, equity investors have recently been subjected to two distinct turns in the stock market. Shifting away from its narrow growth-oriented bias, the market first experienced a rally in value-oriented and cyclical stocks, then, more recently, it encountered a healthy broadening that should greatly expand Putnam Investors Fund's stock selection opportunities.

Earlier, when the market favored the large-company stocks in which it invests, your fund was clearly among the major beneficiaries. The market's shift to value and cyclical stocks in mid April took some of the wind out of the fund's sails, returning it to its more conservative growth profile. The fund's management team expects that in the months ahead performance will be more in line with its historical average.

While this prospect may disappoint shareholders who became accustomed to headier returns, those who have invested in the fund out of a desire for stable growth over time should appreciate the heightened prospect of achieving this goal in the broader equity market now emerging.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
September 15, 1999



Report from the Fund Managers

C. Beth Cotner
Manuel Weiss Herrero
Richard B. England

Although a handful of large-capitalization stocks had ruled the stock market for some time, an expanding global economy and investors' shift to more undervalued stocks upset the apple cart of growth investors toward the end of your fund's fiscal year. Since Putnam Investors Fund focuses primarily on large-cap stocks, the broadening of the market that occurred in April and May -- as well as a subsequent rise in interest rates -- detracted from performance toward the end of fiscal 1999.

Nevertheless, for the 12 months ended July 31, 1999, the fund maintained a strong position. The fund's benchmark, the Standard & Poor's 500 Index, also epitomized the improvement in a wider range of stocks, as the performance of that index eased to a one-year return of 20.22% over the same period.

Total return for 12 months ended 7/31/99

     Class A         Class B          Class C         Class M
   NAV     POP     NAV    CDSC      NAV    CDSC     NAV     POP
------------------------------------------------------------------
  18.65%  11.86%  17.67%  12.67%   17.69%  16.69%  18.02%  13.88%
------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.

* POSITIONING FUND FOR BROADER STOCK MARKET

The market's shift toward more value-oriented companies in April and May was somewhat destabilizing for growth-oriented investors. However, it could turn out to be an exceptionally healthy development in the long run. In the more narrow market of the past couple of years, performance was concentrated in a few large-company stocks. Now, with a greater number of companies exhibiting the potential for strong earnings growth, your management team has a more abundant selection of candidates from which to choose. In fact, as its track record shows, this fund has had the ability to adapt itself to a variety of markets.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail                     12.9%

Insurance
and finance                12.2%

Telecommunications         11.2%

Conglomerates              10.8%

Pharmaceuticals             8.7%

Footnote reads:
*Based on net assets as of 7/31/99. Holdings will vary over time.


Morningstar gave Putnam Investors Fund's class A shares 4 out of 5 stars for 3-year performance as of June 30, 1999. This rating put the fund among the 22.5% of the 3,092 domestic equity funds rated.

Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 6/30/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For the 5-year performance, the fund received 5 stars. There were 1,923 domestic equity funds rated. For the 10-year performance, the fund received 4 stars. There were 746 domestic equity funds rated. The top 10% of the funds in an investment category receive 5 stars; the next 22.5% receive
4 stars. Performance of other share classes will vary.


Many of the stocks that have benefited recently from the shift to value stocks -- those within basic industries and commodity-related companies -- do not meet our criteria for earnings growth or have the potential for positive earnings estimate revisions. Oil prices have risen somewhat over the past few months, but we have observed little or no increase in prices of other commodities that would translate to future earnings growth in these areas.

Consequently, we are keeping the fund well positioned in the areas that offer the most opportunities to find larger, growing companies. The broad and diverse sector of technology still offers such an opportunity. Thanks to the global growth of the Internet and the rapidly rising demand for quick and seamless communication of data, the once-distinct lines dividing technology-related industries are now blurring. Personal computer, semiconductor, software, cable, cellular, data communications, and telecommunications equipment companies are all benefiting today as diverse industries converge to address the needs of consumers and businesses. The growth of the Internet is truly global and it puts significant pressure on both corporations and individuals everywhere to increase their spending on equipment, ranging from PCs to telecommunications infrastructure.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp.
Computer services and software

Tyco International Ltd.
Conglomerates

General Electric Co.
Conglomerates

Lucent Technologies, Inc.
Telecommunications

Time Warner, Inc.
Entertainment

IBM Corp.
Computer equipment

SBC Communications, Inc.
Telephone services

Wal-Mart Stores, Inc.
Retail

Sprint Corp.
Telephone services

Motorola, Inc.
Semiconductors


Footnote reads:
These holdings represent 27.4% of the fund's net assets as of 7/31/99. Portfolio holdings will vary over time.


For example, there has been an explosion in worldwide demand for cellular and data communications services. One of the primary beneficiaries of that demand is Lucent Technologies. This former subsidiary of AT&T is the dominant player in communications equipment and has consistently exceeded analysts' earnings growth forecasts over time. Recently the company has been quite acquisitive, making five deals in about a month and a half. These strategic acquisitions included Ascend Communications in June and router-maker Xedia following the close of the fund's fiscal year. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* STRONG CONSUMER SPENDING PROMPTS RETAIL EMPHASIS

Credited with providing the sole engine of demand in the world during the emerging-markets crisis of last year, U.S. consumers continued to open their wallets and spend. Retail sales growth has been on an almost unencumbered upswing since last year. In fact, retail sales in July had year-on-year growth of 9.1%.

We targeted discount retailers known for convenience and value such as Wal-Mart and Home Depot. Wal-Mart, in particular, remained a key investment for the fund. The company continued to improve its return on capital (a key measure of how effectively a company uses shareholders' investments) and maintained its dominance of discount retailing. Wal-Mart has also been successful in expanding to new formats as well as taking on an international venture in the United Kingdom.


Capitalizing on the growth of the Internet

The Internet is bringing fundamental changes in both the way people communicate and the way goods and services are bought and sold around the world. We have positioned the fund in growing industries that are benefiting now and should continue to capitalize on the growth of the Internet. Through intensive fundamental research, we have identified not only technology companies but those involved in telecommunications, cable, financial services, and retail that owe much of their present growth to connections with the Internet and e-commerce. For example, the convergence of voice, data, and video through cable and phone lines has created the primary battleground for telecommunications and cable companies today. The growth of the Internet has also created an explosion in the volume of data moving through communications networks (data traffic has now surpassed voice traffic), forcing telecommunications companies to increase continually the capacity of their networks and seek more advanced switching technology. Your fund is taking advantage of this trend through positions in technology and telecommunications companies as well as in industries such as retail and financial services that are expanding their business over the Internet.


Another strong performing retail holding was Best Buy. This consumer electronics company has grown from near bankruptcy a few years ago to a dominant industry player today. One factor driving Best Buy's growth has been the success of the digital video disc, or DVD, player. According to the August 8, 1999, edition of The New York Times, DVD players have reached 4.5% market penetration in three years, a much quicker pace than the launch of CDs 16 years ago, making DVDs among the most successful consumer electronics product launches in history.

* UNDERPERFORMANCE OF DRUG STOCKS COULD CHANGE IN TIME

Pharmaceutical stocks have been caught between a rock and a hard place this year based on two fairly short-term factors weighing on the market. Many of the top-selling drugs on the market today will soon be losing their patent protection. Additionally potential Medicare/Medicaid reform advanced by the Clinton administration relating to prescription benefits made investors nervous about their drug stock holdings. Both factors, especially in a more hostile environment for growth stocks, lowered the earnings expectations for many of these stocks.

We remain underweight in pharmaceutical and health-care stocks relative to the fund's benchmark. However, while many pharmaceutical and health-care stocks have been afflicted by these short-term concerns, we believe the long-term case for investing in this area remains intact. The aging of the populations of the world's industrialized nations will continue, thus keeping the potential demand for pharmaceuticals and health-care products high. This constant demand, combined with still decent fundamentals, should eventually lead investors back to the health-care industries.

* OUTLOOK REMAINS POSITIVE DESPITE INTEREST-RATE WORRIES

A string of stronger-than-expected economic data recently caused the financial markets to remain fixated on worries about higher interest rates and the potential for inflation. As rates have moved up from the artificially low levels they hit last year and the Federal Reserve Board raised short-term interest rates, growth stocks as well as interest-rate sensitive areas such as financial stocks were hurt.

We believe the inflation outlook remains benign and that the market will begin again to recognize the strong fundamentals of many of the stocks that have sold off recently. That said, we do not anticipate a return to a market based on the performance of a handful of stocks. The strong corporate earnings in the second quarter and the potential for solid earnings in the third quarter provide further evidence of a broadening of the market. It is in this type of market that we believe the comprehensive stock-by-stock fundamental research we employ has an opportunity to shine.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Investors Fund is designed for investors seeking long-term growth through quality common stocks, as well as any increased income resulting from this growth.




TOTAL RETURN FOR PERIODS ENDED 7/31/99

                    Class A          Class B         Class C          Class M
(inception dates)  (12/1/25)        (3/1/93)        (7/26/99)        (12/2/94)
                  NAV     POP      NAV    CDSC     NAV     CDSC     NAV     POP
---------------------------------------------------------------------------------
1 year           18.65%  11.86%   17.67%  12.67%  17.69%   16.69%  18.02%  13.88%
---------------------------------------------------------------------------------
5 years         226.12  207.32   213.69  211.68  213.97   213.97  218.32  207.00
Annual average   26.67   25.18    25.69   25.53   25.71    25.71   26.06   25.15
---------------------------------------------------------------------------------
10 years        424.78  394.74   383.62  383.62  386.57   386.57  397.23  379.89
Annual average   18.03   17.34    17.07   17.07   17.14    17.14   17.40   16.98
---------------------------------------------------------------------------------
Annual average
(Life of fund)   10.72   10.64     9.64    9.64    9.89     9.89    9.92    9.87
---------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/99

                               Standard & Poor's            Consumer
                                  500 Index                price index
-------------------------------------------------------------------------
1 year                              20.22%                    2.14%
-------------------------------------------------------------------------
5 years                            220.68                    12.33
Annual average                      26.25                     2.35
-------------------------------------------------------------------------
10 years                           396.64                    34.00
Annual average                      17.39                     2.97
-------------------------------------------------------------------------
Annual average
(Life of fund)                         --*                    3.07
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, 10-year, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

* The index did not exist at the time of the fund's inception.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/31/89

                Fund's class A     Standard & Poor's     Consumer price
Date            shares at POP          500 Index              index

7/31/89             9,425                10,000              10,000
7/31/90            10,399                10,650              10,482
7/31/91            11,784                12,009              10,949
7/31/92            12,313                13,545              11,294
7/31/93            14,682                14,727              11,608
7/31/94            15,171                15,487              11,929
7/31/95            19,350                19,531              12,259
7/31/96            22,120                22,767              12,621
7/31/97            33,160                34,637              12,902
7/31/98            41,698                41,317              13,119
7/31/99           $49,474               $49,664             $13,400

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B or class C shares would have been valued at $48,362 and $48,657, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $49,723 ($47,989 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 7/31/99

                           Class A       Class B     Class C     Class M
------------------------------------------------------------------------------
Distributions (number)        1             1          --           1
------------------------------------------------------------------------------
Income                       $--           $--        $--          $--
------------------------------------------------------------------------------
Capital gains
  Long-term                0.382         0.382         --        0.382
------------------------------------------------------------------------------
  Short-term                  --            --         --           --
------------------------------------------------------------------------------
  Total                   $0.382        $0.382         --       $0.382
------------------------------------------------------------------------------
Share value:            NAV     POP        NAV        NAV     NAV      POP
------------------------------------------------------------------------------
7/31/98                $13.67  $14.50   $13.17        $--    $13.47   $13.96
------------------------------------------------------------------------------
7/26/99*                   --      --       --      16.08        --       --
------------------------------------------------------------------------------
7/31/99                 15.78   16.74    15.06      15.77     15.46    16.02
------------------------------------------------------------------------------

*Inception date of class C shares.





TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                    Class A            Class B           Class C            Class M
(inception dates)  (12/1/25)          (3/1/93)          (7/26/99)          (12/2/94)
                 NAV       POP      NAV     CDSC      NAV      CDSC      NAV      POP
--------------------------------------------------------------------------------------
1 year           21.02%    14.08%   20.08%   15.08%   20.15%   19.15%   20.44%   16.25%
--------------------------------------------------------------------------------------
5 years         245.72    225.66   232.67   230.67   232.88   232.88   237.22   225.31
Annual average   28.16     26.63    27.18    27.02    27.19    27.19    27.52    26.61
--------------------------------------------------------------------------------------
10 years        488.59    454.72   442.03   442.03   445.69   445.69   457.64   438.21
Annual average   19.39     18.69    18.41    18.41    18.49    18.49    18.75    18.33
--------------------------------------------------------------------------------------
Annual average
(Life of fund)   10.78     10.69     9.70     9.70     9.95     9.95    19.98     9.93
--------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

  You can also read Putnam economist Dr. Robert Goodman's commentary and
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  New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.



Report of independent accountants

The Board of Trustees and Shareholders of
Putnam Investors Fund

We have audited the accompanying statement of assets and liabilities of Putnam Investors Fund, including the fund's portfolio, as of July 31, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the year or period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year or periods ended July 31, 1998 and the financial highlights for each of the years in the four-year period ended July 31, 1998 were audited by other auditors whose report dated September 11, 1998 expressed an unqualified opinion on that financial statement and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Investors Fund as of July 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year or period then ended, in conformity with generally accepted accounting principles.

                                                                 KPMG LLP
Boston, Massachusetts
September 8, 1999




The fund's portfolio
July 31, 1999

COMMON STOCKS (99.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          3,242,400  Interpublic Group Cos. Inc.                                                           $   136,180,800

Banks (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,069,000  Bank of America Corp.                                                                      70,954,875
            299,000  Northern Trust Corp.                                                                       26,013,000
          1,787,000  Wells Fargo Co.                                                                            69,693,000
                                                                                                           ---------------
                                                                                                               166,660,875

Broadcasting (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            657,800  Clear Channel Communications, Inc.                                                         45,758,213
          1,366,000  Comcast Corp. Class A (NON)                                                                52,591,000
                                                                                                           ---------------
                                                                                                                98,349,213

Cable TV (1.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,696,000  MediaOne Group Inc.(NON)                                                                  122,748,000

Chemicals (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,692,000  Praxair, Inc.                                                                              78,043,500

Computer Equipment (7.2%)
--------------------------------------------------------------------------------------------------------------------------
            965,000  Apple Computer, Inc. (NON)                                                                 53,738,438
          1,391,000  EMC Corp. (NON)                                                                            84,242,438
          1,043,000  Hewlett-Packard Co.                                                                       109,189,063
          1,759,000  IBM Corp.                                                                                 221,084,313
            606,200  Lexmark International Group, Inc. Class A (NON)                                            38,190,600
          1,553,800  Solectron Corp.                                                                           100,122,988
          1,806,500  Sun Microsystems, Inc. (NON)                                                              122,616,188
                                                                                                           ---------------
                                                                                                               729,184,028

Computer Services and Software (5.6%)
--------------------------------------------------------------------------------------------------------------------------
            326,000  CMGI, Inc. (NON)                                                                           30,053,125
            737,600  Comverse Technology, Inc. (NON)                                                            55,734,900
          4,883,300  Microsoft Corp. (NON)                                                                     419,048,181
          1,648,000  Unisys Corp. (NON)                                                                         67,259,000
                                                                                                           ---------------
                                                                                                               572,095,206

Conglomerates (10.8%)
--------------------------------------------------------------------------------------------------------------------------
            987,700  Allied-Signal, Inc.                                                                        63,891,844
          3,258,300  General Electric Co.                                                                      355,154,700
          1,447,000  Pitney Bowes, Inc.                                                                         92,065,375
          4,014,300  Tyco International Ltd.                                                                   392,146,931
          2,832,300  United Technologies Corp.                                                                 188,879,006
                                                                                                           ---------------
                                                                                                             1,092,137,856

Consumer Non Durables (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            537,000  Clorox Co.                                                                                 60,144,000
          2,020,800  Colgate-Palmolive Co.                                                                      99,777,000
          2,371,800  Estee Lauder Cos. Class A                                                                 112,808,738
            427,000  Nike, Inc.                                                                                 22,204,000
                                                                                                           ---------------
                                                                                                               294,933,738

Consumer Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            666,000  America Online, Inc. (NON)                                                                 63,353,250

Electronics and Electrical Equipment (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            405,000  Honeywell, Inc.                                                                            48,524,063
            729,100  Texas Instruments, Inc.                                                                   104,990,400
                                                                                                           ---------------
                                                                                                               153,514,463

Entertainment (4.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,707,000  Carnival Corp. Class A                                                                     79,268,813
          3,242,300  Time Warner, Inc.                                                                         233,445,600
          3,598,500  Viacom, Inc. Class B (NON)                                                                150,912,094
                                                                                                           ---------------
                                                                                                               463,626,507

Insurance and Finance (12.2%)
--------------------------------------------------------------------------------------------------------------------------
            984,300  AFLAC, Inc.                                                                                45,646,913
          1,121,600  American Express Co.                                                                      147,770,800
            947,000  American General Corp.                                                                     73,274,125
          1,762,000  American International Group, Inc.                                                        204,612,250
          1,240,600  Capital One Financial Corp.                                                                57,532,825
          4,337,100  Citigroup, Inc.                                                                           193,272,019
            803,000  Comerica, Inc.                                                                             44,566,500
          1,173,000  Fifth Third Bancorp                                                                        76,318,313
          1,179,000  First Security Corp.                                                                       29,843,438
          4,480,400  Firstar Corp.                                                                             116,770,425
            514,000  Lincoln National Corp.                                                                     25,700,000
            672,000  Morgan Stanley, Dean Witter, Discover and Co.                                              60,564,000
            814,000  Providian Financial Corp.                                                                  74,074,000
          1,624,400  Schwab (Charles) Corp.                                                                     71,575,125
            179,000  Zions Bancorp                                                                              10,382,000
                                                                                                           ---------------
                                                                                                             1,231,902,733

Medical Supplies and Devices (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            641,000  Bausch & Lomb, Inc.                                                                        46,031,813

Oil and Gas (3.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,502,000  Conoco, Inc.                                                                               39,145,875
          1,616,000  Enron Corp.                                                                               137,663,000
          2,181,500  Exxon Corp.                                                                               173,156,563
                                                                                                           ---------------
                                                                                                               349,965,438

Packaging and Containers (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            638,000  Sealed Air Corp. (NON)                                                                     40,991,500

Paper and Forest Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            751,600  Weyerhaeuser Co.                                                                           48,619,125

Pharmaceuticals (8.7%)
--------------------------------------------------------------------------------------------------------------------------
            452,100  Allergan, Inc.                                                                             42,723,450
          1,926,500  American Home Products Corp.                                                               98,251,500
          1,019,000  Amgen Inc. (NON)                                                                           78,335,625
          1,046,000  Biogen, Inc. (NON)                                                                         71,977,875
            272,900  Immunex Corp. (NON)                                                                        30,803,588
          1,250,000  Johnson & Johnson                                                                         115,156,250
          1,902,000  Pharmacia & Upjohn, Inc.                                                                  102,351,375
          3,954,700  Schering-Plough Corp.                                                                     193,780,300
          2,184,000  Warner-Lambert Co.                                                                        144,144,000
                                                                                                           ---------------
                                                                                                               877,523,963

Retail (12.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,016,000  Best Buy Co., Inc. (NON)                                                                   75,819,000
          1,071,400  Circuit City Stores, Inc.                                                                  50,623,650
          1,918,300  Costco Companies, Inc. (NON)                                                              143,392,925
          2,885,300  CVS Corp.                                                                                 143,543,675
            963,000  Dayton Hudson Corp.                                                                        62,294,063
          1,583,000  Gap, Inc. (The)                                                                            74,005,250
          2,638,000  Home Depot, Inc. (The)                                                                    168,337,375
          2,080,400  Safeway, Inc. (NON)                                                                       112,081,550
          1,399,300  Staples, Inc.                                                                              40,404,788
          3,308,000  TJX Cos., Inc. (The)                                                                      109,370,750
          5,165,000  Wal-Mart Stores, Inc.                                                                     218,221,250
          3,617,500  Walgreen Co.                                                                              102,420,469
                                                                                                           ---------------
                                                                                                             1,300,514,745

Semiconductors (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,246,000  Motorola, Inc.                                                                            204,947,500

Telecommunications (11.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,184,300  ALLTEL Corp.                                                                               85,047,544
          2,900,700  Cisco Systems, Inc. (NON)                                                                 180,205,988
          4,511,200  Lucent Technologies, Inc.                                                                 293,509,950
          2,306,000  MCI WorldCom, Inc. (NON)                                                                  190,245,000
          1,157,500  Nokia Oyj Corp. ADR (Finland)                                                              98,459,844
            658,000  QUALCOMM, Inc. (NON)                                                                      102,648,000
          1,420,200  Tellabs, Inc. (NON)                                                                        87,431,063
            457,000  Vodafone AirTouch PLC (United Kingdom)                                                     96,198,500
                                                                                                           ---------------
                                                                                                             1,133,745,889

Telephone Services (7.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,690,000  AT&T Corp.                                                                                173,530,000
          2,138,600  BellSouth Corp.                                                                           102,652,800
          3,865,600  SBC Communications, Inc.                                                                  221,064,000
          4,054,500  Sprint Corp.                                                                              209,566,969
            874,000  Sprint PCS                                                                                 52,986,250
                                                                                                           ---------------
                                                                                                               759,800,019

Transportation (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            969,000  FDX Corp. (NON)                                                                            43,423,302
            814,000  Union Pacific Corp.                                                                        44,210,375
                                                                                                           ---------------
                                                                                                                87,633,677
                                                                                                           ---------------
                     Total Common Stocks (cost $7,876,978,486)                                             $10,052,503,838

SHORT-TERM INVESTMENTS (0.9%) (a) (cost $88,444,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $88,444,000  Interest in $600,000,000 joint tri-party repurchase agreement dated July 30, 1999, with Goldman
                       Sachs & Co. due August 2, 1999, with respect to
                       various U.S. Treasury obligations -- maturity value
                       of $88,481,220 for an effective yield of 5.05%                                      $    88,444,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $7,965,422,486) (b)                                           $10,140,947,838
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $10,115,163,649.

  (b) The aggregate identified cost on a tax basis is $7,985,162,823 resulting in gross unrealized appreciation and depreciation of $2,342,215,277 and $186,430,262, respectively, or net unrealized appreciation of $2,155,785,015.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
July 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $7,965,422,486) (Note 1)                                       $10,140,947,838
-----------------------------------------------------------------------------------------------
Cash                                                                                        181
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                            3,918,956
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               42,345,363
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       16,177,719
-----------------------------------------------------------------------------------------------
Total assets                                                                     10,203,390,057

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     47,427,377
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           21,941,245
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         11,244,764
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,751,035
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            91,596
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             13,039
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                4,101,934
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                1,655,418
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    88,226,408
-----------------------------------------------------------------------------------------------
Net assets                                                                      $10,115,163,649

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $ 7,869,844,856
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                69,793,441
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        2,175,525,352
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $10,115,163,649

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($6,130,542,884 divided by 388,613,328 shares)                                           $15.78
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.78)*                                  $16.74
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($3,028,807,248 divided by 201,167,798 shares)**                                         $15.06
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,533,563 divided by 97,234 shares)**                                                  $15.77
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($199,805,786 divided by 12,924,354 shares)                                              $15.46
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $15.46)*                                  $16.02
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($754,474,168 divided by 47,635,019 shares)                                              $15.84
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended July 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $6,017)                                         $   41,592,500
-----------------------------------------------------------------------------------------------
Interest                                                                              9,561,150
-----------------------------------------------------------------------------------------------
Total investment income                                                              51,153,650

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     32,921,759
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        8,830,922
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       69,381
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         37,153
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                11,268,629
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                19,490,832
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                       100
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,070,126
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 268,139
-----------------------------------------------------------------------------------------------
Registration fees                                                                     1,227,589
-----------------------------------------------------------------------------------------------
Auditing                                                                                 55,632
-----------------------------------------------------------------------------------------------
Legal                                                                                    42,122
-----------------------------------------------------------------------------------------------
Postage                                                                                 638,560
-----------------------------------------------------------------------------------------------
Other                                                                                   604,875
-----------------------------------------------------------------------------------------------
Total expenses                                                                       76,525,819
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (947,721)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         75,578,098
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (24,424,448)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     71,709,481
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                        1,096,027,095
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           1,167,736,576
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $1,143,312,128
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended July 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (24,424,448) $  (2,966,193)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     71,709,481     209,328,907
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,096,027,095     479,663,245
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              1,143,312,128     686,025,959
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                                  --      (6,775,789)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (54,508)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --        (485,625)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (104,260,696)   (168,375,876)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (42,895,379)    (34,003,255)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (3,292,652)     (3,482,791)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (5,993,204)     (7,724,838)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 4,645,752,957   1,847,295,828
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      5,632,623,154   2,312,419,105

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 4,482,540,495   2,170,121,390
---------------------------------------------------------------------------------------------------------------
End of year                                                                     $10,115,163,649  $4,482,540,495
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                           Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.67           $11.98            $9.07            $9.05            $7.85
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.02)(c)           --(c)           .05(c)           .06              .08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.51             2.81             4.08             1.17             1.85
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.49             2.81             4.13             1.23             1.93
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.04)            (.05)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.38)           (1.08)           (1.17)           (1.12)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.38)           (1.12)           (1.22)           (1.21)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.78           $13.67           $11.98            $9.07            $9.05
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              18.65            25.75            49.91            14.32            27.55
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $6,130,543       $3,209,986       $1,819,333       $1,104,264         $956,830
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .89              .95             1.00             1.03              .99
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.14)             .03              .50              .69             1.03
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              74.73            59.14            95.17           128.21            96.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                           Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.17           $11.62            $8.85            $8.88            $7.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.13)(c)         (.09)(c)         (.03)(c)           --              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.40             2.72             3.98             1.13             1.82
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.27             2.63             3.95             1.13             1.83
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --             (.01)            (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.38)           (1.08)           (1.17)           (1.12)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.38)           (1.08)           (1.18)           (1.16)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.06           $13.17           $11.62            $8.85            $8.88
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              17.67            24.84            48.87            13.42            26.46
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $3,028,807         $979,603         $303,089          $89,378          $47,906
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.64             1.70             1.75             1.77             1.75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.90)            (.74)            (.26)            (.09)             .22
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              74.73            59.14            95.17           128.21            96.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           July 26, 1999+
operating performance                                                                                                 to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $16.08
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                                               --(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      (.31)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    (.31)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $15.77
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                  (1.93)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $1,534
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                                         (.01)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  74.73
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                                            Dec. 2, 1994+
operating performance                                                  Year ended July 31                             to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.47           $11.85            $9.00            $9.02            $7.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.09)(c)         (.06)(c)           --(c)           .05              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                  2.46             2.78             4.05             1.12             1.96
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                2.37             2.72             4.05             1.17             1.97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --             (.02)            (.03)            (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.38)           (1.08)           (1.17)           (1.12)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.38)           (1.10)           (1.20)           (1.19)            (.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.46           $13.47           $11.85            $9.00            $9.02
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              18.02            25.14            49.28            13.70            28.29*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $199,806          $87,730          $27,384           $5,650             $873
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.39             1.45             1.50             1.51             1.56*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                     (.64)            (.48)            (.02)             .16              .29*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              74.73            59.14            95.17           128.21            96.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Jan. 7, 1997+
operating performance                                                                    Year ended July 31           to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $13.70           $11.99            $9.26
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                            .01(c)           .03(c)           .04(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    2.51             2.83             2.69
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  2.52             2.86             2.73
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                        --             (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.38)           (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.38)           (1.15)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $15.84           $13.70           $11.99
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                18.83            26.20            29.48*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $754,474         $205,222          $20,314
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .64              .70              .42*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                        .09              .27              .37*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                74.73            59.14            95.17
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996 and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income was less than $0.01 per share.




Notes to financial statements
July 31, 1999

Note 1
Significant accounting policies

Putnam Investors Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in a portfolio consisting of quality common stocks.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments are stated a fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended July 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 1999, the fund reclassified $24,424,448 to decrease undistributed net investment loss and $19,667,428 to decrease paid-in-capital with a decrease to accumulated net realized gains of $4,757,020. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended July 31, 1999, fund expenses were reduced by $947,721 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $4,351 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended July 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $5,576,307 and $225,860 from the sale of class A and class M shares, respectively and received $3,200,446 and no monies, in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $73,528 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended July 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $9,600,202,728 and $5,059,410,020, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 1999, there was an unlimited number of shares of beneficial interested authorized. Transactions in capital shares were as follows:

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    227,890,520     $3,343,124,532
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,980,256         95,768,476
-----------------------------------------------------------------------------
                                               234,870,776      3,438,893,008

Shares
repurchased                                    (81,142,762)    (1,175,251,446)
-----------------------------------------------------------------------------
Net increase                                   153,728,014     $2,263,641,562
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    122,394,661     $1,539,582,978
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   14,027,328        154,581,227
-----------------------------------------------------------------------------
                                               136,421,989      1,694,164,205

Shares
repurchased                                    (53,383,852)      (663,072,935)
-----------------------------------------------------------------------------
Net increase                                    83,038,137     $1,031,091,270
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    162,085,094     $2,264,875,301
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,020,268         39,747,015
-----------------------------------------------------------------------------
                                               165,105,362      2,304,622,316

Shares
repurchased                                    (38,333,322)      (530,804,650)
-----------------------------------------------------------------------------
Net increase                                   126,772,040     $1,773,817,666
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     61,119,641       $758,948,399
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,960,851         31,562,411
-----------------------------------------------------------------------------
                                                64,080,492        790,510,810

Shares
repurchased                                    (15,773,720)      (192,044,194)
-----------------------------------------------------------------------------
Net increase                                    48,306,772       $598,466,616
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                              (commencement of operations) to
                                                                July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         97,234         $1,554,619
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    97,234          1,554,619

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                        97,234         $1,554,619
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,707,455       $138,662,967
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      234,487          3,163,233
-----------------------------------------------------------------------------
                                                 9,941,942        141,826,200

Shares
repurchased                                     (3,530,485)       (50,575,552)
-----------------------------------------------------------------------------
Net increase                                     6,411,457       $ 91,250,648
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,396,575        $67,527,386
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      311,465          3,392,053
-----------------------------------------------------------------------------
                                                 5,708,040         70,919,439

Shares
repurchased                                     (1,506,128)       (18,706,416)
-----------------------------------------------------------------------------
Net increase                                     4,201,912        $52,213,023
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     45,409,117       $702,920,564
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      435,553          5,993,204
-----------------------------------------------------------------------------
                                                45,844,670        708,913,768

Shares
repurchased                                    (13,193,453)      (193,425,306)
-----------------------------------------------------------------------------
Net increase                                    32,651,217       $515,488,462
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     16,062,424       $201,821,553
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      745,728          8,210,463
-----------------------------------------------------------------------------
                                                16,808,152        210,032,016

Shares
repurchased                                     (3,518,401)       (44,507,097)
-----------------------------------------------------------------------------
Net increase                                    13,289,751       $165,524,919
-----------------------------------------------------------------------------

Note 5
Change in independent accountants

Based on the recommendation of the Audit Committee of the fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as this fund's independent auditor and voted to appoint KPMG LLP for the fund's fiscal year ended July 31, 1999. During the two most recent fiscal years, PricewaterhouseCoopers LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through July 14, 1999, there were no disagreements between the fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $89,934,520 as capital gain, for its taxable year ended July 31, 1999.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

C. Beth Cotner
Vice President and Fund Manager

Manuel Weiss Herrero
Vice President and Fund Manager

Richard B. England
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN012-54541/003/307/385/2DB



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Investors Fund
Supplement to Annual Report dated 7/31/99
The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return
for periods ended 7/31/99                                              NAV

1 year                                                                18.83%
5 years                                                              228.06
Annual average                                                        26.82
10 years                                                             427.90
Annual average                                                        18.10
Annual average (Life of fund since class A inception, 12/1/25)        10.73

Share value:                                                           NAV

7/31/98                                                              $13.70
7/31/99                                                              $15.84
----------------------------------------------------------------------------
Distributions:     No.      Income       Capital gains        Total
                    1         $--            0.382           $0.382
----------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.